Debt - Short Term Borrowings (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)
Short-term Debt [Line Items]
Increase in restricted cash deposits	$ 194,000,000
Maximum borrowing capacity	2,750,000,000
Short-term borrowings	$ 623,000,000		$ 25,000,000
Bank Indebtedness [Member]
Short-term Debt [Line Items]
Covenant percentage USD cash deposit to outstanding euro balance	105.00%
Gross amount outstanding under the credit facility	$ 185,000,000	€ 175,000,000
Increase in restricted cash deposits	194,000,000
Short-term borrowings	8,000,000		$ 25,000,000
U.S. Commercial Paper Notes [Member]
Short-term Debt [Line Items]
Maximum borrowing capacity	500,000,000
Short-term borrowings	$ 295,000,000
Weighted-average interest rate on notes outstanding	1.04%	1.04%
Debt maturity period	Maturities generally less than three months.
Euro-Commercial Paper Notes [Member]
Short-term Debt [Line Items]
Maximum borrowing capacity | €		€ 500,000,000
Short-term borrowings	$ 320,000,000	€ 304,000,000
Weighted-average interest rate on notes outstanding	(0.07%)	(0.07%)
Debt maturity period	Maturities generally less than three months.
Debt issuance description	Under the euro-Program, the Company may issue euro-commercial paper notes [the "euro notes"] up to a maximum aggregate amount of €500 million or its equivalent in alternative currencies.
Prepaid Expenses and Other [Member] | Bank Indebtedness [Member]
Short-term Debt [Line Items]
Net cash deposit	$ 9,000,000